Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Foreign operating loss carryforwards	$ 25.1
Other income (expense)
Income Taxes
Income tax expense (benefit)	32.6	$ 20.9	$ 18.3
Tax years between 2018 and 2024
Income Taxes
Operating loss carryforwards	$ 17.6